Shareholders' equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	$ 198,016	$ 421,566	$ 392,759
Net current-period other comprehensive (loss) income	(23,013)	(65,378)	(16,537)
Balance at period end	221,162	198,016	421,566	$ 392,759
Accounting Standards Update [Extensible List]				Accounting Standards Update 2017-12 [Member]
Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start			0
Balance at period end				$ 0
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(584,860)	(519,505)	(502,266)
Other comprehensive (loss) income before reclassifications	(17,759)	(22,267)	(17,408)
Net (income) loss reclassified from accumulated other comprehensive loss to net loss	(5,149)	(43,088)	949
Net current-period other comprehensive (loss) income			(17,239)
Net current-period other comprehensive (loss) income	(22,908)	(65,355)	(16,459)
Balance at period end	(607,768)	(584,860)	(519,505)	(502,266)
Accumulated other comprehensive loss | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start			(780)
Balance at period end				(780)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(587,804)	(511,445)	(499,277)
Other comprehensive (loss) income before reclassifications	(37,267)	(76,359)	(12,168)
Net (income) loss reclassified from accumulated other comprehensive loss to net loss	0	0	0
Net current-period other comprehensive (loss) income			(12,168)
Net current-period other comprehensive (loss) income	(37,267)	(76,359)
Balance at period end	(625,071)	(587,804)	(511,445)	(499,277)
Foreign currency translation | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start			0
Balance at period end				0
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start			(1,640)
Balance at period end				(1,640)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	3,443	(7,520)
Other comprehensive (loss) income before reclassifications	19,698	54,287	(5,185)
Net (income) loss reclassified from accumulated other comprehensive loss to net loss	(5,301)	(43,324)	85
Net current-period other comprehensive (loss) income			(5,880)
Net current-period other comprehensive (loss) income	14,397	10,963
Balance at period end	17,840	3,443	(7,520)
Cash flow hedges | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start			(780)
Balance at period end				(780)
Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(499)	(540)	(1,349)
Other comprehensive (loss) income before reclassifications	(190)	(195)	(55)
Net (income) loss reclassified from accumulated other comprehensive loss to net loss	152	236	864
Net current-period other comprehensive (loss) income			809
Net current-period other comprehensive (loss) income	(38)	41
Balance at period end	$ (537)	$ (499)	(540)	(1,349)
Post-employment benefits | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start			$ 0
Balance at period end				$ 0
Venezuela | Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Salary period paid upon employee leaving	30 days